Stockholders' Equity	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Stockholders' Equity
Stockholders’ Equity
The holders of shares of the Company’s common stock are entitled to one vote for each share held on all matters submitted to a vote of common stockholders. Each share of common stock is entitled to participate equally in dividends, when and if declared, and in the distribution of assets in the event of liquidation, dissolution or winding up of the Company, subject in all cases to any rights of outstanding preferred stock.
Series B Preferred Stock
On April 15, 2008, the Board of Directors of the Company declared a dividend distribution of one stock purchase right (“Right”) for each outstanding share of common stock to stockholders of record on April 19, 2008. These Rights are substantially similar to, and were issued in replacement of, the rights that expired on April 19, 2008, pursuant to the Company’s then existing Stockholders Rights Plan. Pursuant to the replacement Stockholders Rights Plan, each Right entitles the holder, upon the occurrence of certain events, to purchase from the Company one one-hundredth of a share of Series B Junior Participating Preferred Stock, no par value, at a price of $48, subject to adjustment. The Rights will not become transferable from the common stock or become exercisable until a person or group either acquires beneficial ownership of 15% or more of the Company’s common stock or commences a tender or exchange offer that would result in ownership of 20% or more, whichever occurs earlier. The Rights, which were originally to expire on April 19, 2018, were redeemable in whole, but not in part, at the Company’s option at any time for a price of $0.01 per Right. On March 4, 2015, the Company’s Board of Directors accelerated the expiration of the Rights to March 6, 2015, as discussed further in Note 20. As of December 31, 2014 and 2013, there were 400,000 Series B Preferred Shares authorized and none were outstanding.
Equity Compensation Plans
The Company has equity compensation plans and agreements for officers, directors and key employees which allow for the issuance of stock options, restricted stock, restricted stock units and stock appreciation rights. The options granted under these plans and agreements generally vest over periods of up to five years and expire between five to ten years after the grant date. All options were granted at prices greater than or equal to the market price at the date of grant. The equity compensation plan has 8,100,000 shares authorized and 2,529,524 shares were available for additional issuance at December 31, 2014.
For the years ended December 31, 2014, 2013 and 2012, total compensation cost charged against income and included in selling, general, and administrative expenses, for stock-based compensation arrangements was $2.7 million, $1.1 million and $0.9 million, respectively. The expense for the twelve months ended December 31, 2014 includes $1.0 million in expense associated with the modification of certain outstanding equity awards pursuant to the provisions of a retirement agreement with a Company executive. Under the terms of such modification, the executive’s nonvested awards vested upon continued provision of service through the end of 2014. Additionally, the exercise period of certain outstanding stock options was extended to allow for exercise up to one year after the executive’s retirement. The expense for the twelve months ended December 31, 2012 includes $0.1 million associated with the accelerated vesting of awards in connection with the retirement of one of the Company’s directors. The total tax benefit related to stock options and restricted stock recognized in the consolidated statements of income for the years ended December 31, 2014, 2013 and 2012 was $1.1 million, $0.4 million, and $0.4 million, respectively. The unrecognized excess tax benefit related to the disposition of stock options and vesting of restricted stock was $0.2 million for the year ended December 31, 2014, approximately $0.3 million and less than $0.1 million for the years ended December 31, 2013 and 2012, respectively, as described further in Note 14.
Stock Options
The Company uses the Black-Scholes option-pricing model (“Black-Scholes”) as its method of valuation under FASB ASC 718-10 and a single option award approach. This fair value computation is then amortized on a straight-line basis over the requisite service periods of the options, which is generally the vesting period. The fair value of stock-based payment awards on the date of grant as determined by the Black-Scholes model is affected by the Company’s stock price on the date of the grant as well as other assumptions. Assumptions utilized in the fair value calculations include the expected stock price volatility over the term of the awards (estimated using the historical volatility of the Company’s stock price), the risk free interest rate (based on the U.S. Treasury Note rate over the expected term of the option), the dividend yield (assumed to be zero, as the Company has not paid, nor anticipates paying any cash dividends) and employee stock option exercise behavior and forfeiture assumptions (based on historical experience and other relevant factors).
The weighted-average estimated value of employee stock options granted in 2014, 2013 and 2012 were estimated using the Black-Scholes model with the following weighted average assumptions:

	2014	2013	2012
Expected volatility	60.6% to 61.6%	61.4% to 62.7%	61.1% to 61.8%
Risk-free interest rate	1.8% to 2.0%	1.0% to 2.1%	0.9% to 1.1%
Expected dividends	0%	0%	0%
Expected term in years	6.0 to 6.3	6.0 to 6.3	6.0 to 6.3

The Company granted options to purchase 461,366, 524,463 and 904,158 shares of its common stock during 2014, 2013 and 2012, respectively, that generally vest annually over three to five years. Of the stock options granted in 2012, vesting of 801,658 of these options was subject to achieving certain performance conditions. As the performance criteria under the plan were not met through December 31, 2014, all of these performance-based options have been forfeited, except that 34,195 of these options vested on December 31, 2014 pursuant to the provisions of a retirement agreement with a Company executive. All options were granted at prices equal to the market price at the date of grant. The weighted average fair value of options granted during 2014, 2013 and 2012 was $4.85, $7.40 and $2.63 per option, respectively. The maximum contractual term of the stock options is 10 years. The Company uses authorized but unissued shares of common stock for stock option exercises pursuant to the Company’s stock option plans and treasury stock for issuances outside of the plan.
The changes in stock options outstanding for the Company’s plan for the year ended December 31, 2014 were as follows:

Options	Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value ($000’s)	Weighted Average Remaining Contractual Life (Years)
Outstanding at December 31, 2013	1,210,209	$5.82
Granted	461,366	$8.40
Exercised	(98,523)	$3.13
Forfeited or expired	(385,222)	$6.42
Outstanding at December 31, 2014	1,187,830	$6.85	1,553	7.1
Fully vested and expected to vest at December 31, 2014	1,116,047	$6.80	1,503	7.0
Exercisable at December 31, 2014	470,004	$5.72	1,058	4.3

The aggregate intrinsic value of stock options exercised during the years ended December 31, 2014, 2013 and 2012 was $0.6 million, $1.1 million and $0.2 million, respectively. As of December 31, 2014, the total unrecognized compensation expense related to stock options was $2.4 million. The total unrecognized compensation expense related to stock options will be recognized over a weighted average period of 3.1 years.
Cash received from option exercises under the stock option plans for the years ended December 31, 2014, 2013 and 2012 was $0.2 million, $0.6 million and $0.6 million, respectively.
Restricted Stock and Restricted Stock Units
Restricted stock and restricted stock units are issued under the Company’s stock option plan. Restricted stock is an award of shares of the Company’s common stock (which have full voting rights but are restricted with regard to sale or transfer). Restricted stock is independent of stock option grants and is generally subject to forfeiture if service terminates prior to the vesting of the restricted stock. A restricted stock unit is an award of units of the Company’s common stock. Restricted stock units are generally subject to forfeiture if service or performance requirements are not met. The Company expenses the cost of restricted stock, which is determined to be the fair value of the restricted stock at the date of grant, on a straight-line basis over the vesting period. For these purposes, the fair value of the restricted stock is determined based on the closing price of the Company’s common stock on the grant date.
During 2012, the Company granted 40,000 shares of restricted stock to its directors at a grant date fair value of $6.99 per share that cliff vest at the end of three years and may not be sold until they cease to be a director of the Company. The Company also granted 154,721 restricted stock units at a grant date fair value of $6.99 per share that vest over three years and 402,469 restricted stock units at a grant date fair value of $4.63 per share that vest over three years subject to achieving certain performance conditions. As the performance criteria under the plan were not met through December 31, 2014, all of the performance-based restricted stock units have been forfeited, except that 8,261 of these restricted stock units vested and converted to shares of common stock on December 31, 2014 pursuant to the provisions of a retirement agreement with a Company executive. The fair value of the restricted stock and restricted stock units granted in 2012 was determined based on the Company’s closing stock price on the date of grant, and totaled $3.2 million.
During 2013, the Company granted 30,000 shares of restricted stock to its directors at a grant date fair value of $6.05 per share that cliff vest at the end of three years and may not be sold until they cease to be a director of the Company. The Company also granted 512,352 restricted stock units to certain employees at a grant date fair value of $7.04 per share subject to achieving certain performance conditions. As the performance criteria under the plan have not been met through December 31, 2014, 66.7% of the performance-based restricted stock units have been forfeited, while 25,907 units vested and converted to shares of common stock on December 31, 2014 pursuant to the provisions of a retirement agreement with a Company executive. The fair value of the restricted stock and restricted stock units granted in 2013 was determined based on the Company’s closing stock price on the date of grant, and totaled $3.8 million.
During 2014, the Company granted 34,000 shares of restricted stock to its directors at a weighted average grant date fair value of $11.21 per share that cliff vest at the end of three years and may not be sold until they cease to be a director of the Company. The Company also granted 214,418 restricted stock units at a weighted average grant date fair value of $10.85 per share that vest over three years. Of these restricted stock units, the vesting of 65,381 units is subject to achieving certain performance conditions, except that 12,535 of these restricted stock units vested and converted to shares of common stock on December 31, 2014 pursuant to the provisions of a retirement agreement with a Company executive. The performance criteria under the plan for the performance-based restricted stock units is based on a cumulative metric to be calculated at the end of the three-year performance period. The fair value of the restricted stock and restricted stock units granted in 2014 was determined based on the Company’s closing stock price on the date of grant, and totaled $2.7 million.
A summary of the status of the Company’s nonvested restricted stock and restricted stock units for the year ended December 31, 2014, is as follows:

Restricted Stock and Restricted Stock Units	Shares / Units	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2013	665,075	$6.59
Granted	248,418	$10.90
Vested	(152,001)	$7.52
Forfeited	(324,021)	$6.50
Nonvested at December 31, 2014	437,471	$8.78

At December 31, 2014, total unrecognized compensation expense related to non-vested restricted stock and restricted stock units of approximately $2.5 million is expected to be recognized over the weighted-average period of 2.8 years. The aggregate fair value of restricted stock and stock units vested during the periods ended December 31, 2014, 2013 and 2012 was $1.4 million, $0.5 million, and $0.4 million, respectively.